VEDDER PRICE                          VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                      222 NORTH LASALLE STREET
                                      CHICAGO, ILLINOIS 60601
                                      312-609-7500
                                      FACSIMILE: 312-609-5005

                                      OFFICES IN CHICAGO, NEW YORK CITY
                                      AND LIVINGSTON, NEW JERSEY


                                                                October 5, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Wilshire Variable Insurance Trust
                  (formerly known as Horace Mann Mutual Funds)
                  File Nos. 333-15881 and 811-07917

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated September 30, 2004 and Statement of Additional Information dated September 30, 2004 for the above-captioned Registrant that would have been filed under paragraph (b) or
(c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                              Very truly yours,



                                                              /s/Renee M. Hardt
                                                              -----------------
                                                              Renee M. Hardt